Schedule of Investments
November 30, 2022 (unaudited)
Archer Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Corporate Bonds - 59.41% (5)

Air Transportation, Scheduled - 1.92%
American Airlines 2013-2 Class A Pass Through Trust, 4.950%, due 01/15/23	36,249	36,025
Southwest Airlines Co., 5.250%, due 05/04/25	150,000	150,657

		186,682

Aircraft - 1.43%
Boeing Co., 2.600%, due 10/30/25	150,000	138,818

Beverages - 1.01%
Keurig Dr. Pepper, Inc., 3.130%, due 12/15/23	100,000	97,970

Business Services - 0.99%
Thomson Reuters Corp., 3.850%, 09/29/24	100,000	96,873

Electric Services - 1.51%
Southern California Edison Co. Series E, 8.639% (3-month US Libor + 4.199%, to 01/23/23 (a) (b)	50,000	48,951
Southern Co., 2.950%, due 07/01/23	100,000	98,882

		147,833

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.85%
General Electric Co. Series A, 5.572%, to 09/15/2049 (a) (b)	100,000	82,998

Financial Services - 2.86%
CommunityWide Federal Credit Union, 5.000%, 12/08/2025	150,000	150,000
General Motors Financial Company, Inc. Series C, 5.70%, to 09/30/30 (a) (b)	150,000	129,750

		279,750

General Building Contractors - Residential Buildings - 1.49%
Lennar Corp., 4.750%, due 11/29/27	100,000	95,572
Lennar Corp., 4.875%, due 12/15/23	50,000	49,711

		145,283

Hotels and Motels - 1.01%
Marriott International, Inc., 4.150%, due 12/01/23	100,000	99,024

Investment Advice - 1.97%
Affiliated Managers Group, Inc., 3.500%, due 08/01/25	200,000	192,351

National Commercial Banks - 15.32%
Banc of California, Inc., 5.250%, due 04/15/25	200,000	196,800
CenterState Bank Corp., 5.750%, to 06/01/25 (a)	10,000	9,698
Citigroup, Inc. Series B, 5.900%, to 02/15/23 (a) (b)	100,000	98,761
Citigroup Global Markets, Inc., 3.000%, 07/17/23	200,000	196,744
JPMorgan & Chase Co. Series B, 4.940%, due 2/01/27 (3-month US Libor + .50%) FRN	150,000	138,092
JPMorgan Chase & Co. Series CC, 7.020%, due 02/01/2023 (a) (b)	150,000	147,146
JPMorgan Chase & Co., 5.150%, 05/01/23 Perp	150,000	146,438
Mellon Capital IV Series 1, 4.092%, to 12/20/22 (3-month US Libor + 0.565%) (b) (4)	200,000	156,751
Old National Bancorp, 4.125%, due 08/15/24	100,000	97,113
Truist Financial Corp. Series M, 5.125%, to 12/15/27 (a) (b)	100,000	82,254
Truist Financial Corp. Series Q, 5.100%, to 03/01/30	75,000	67,200
U.S. Bancorp, 3.700%, to 01/15/27 (a) (b)	200,000	159,544

		1,496,541

Natural Gas Distribution - 0.51%
National Fuel Gas Co., 5.200%, due 07/15/25	50,000	49,764

Personal Credit Institutions - 2.25%
Discover Financial Services Series D, 6.125%, to 06/23/25 (a) (b)	100,000	96,980
OneMain Finance Corp., 3.500%, due 01/15/27	150,000	122,840

		219,820

Property & Casualty Insurance - 1.56%
Finial Holdings, Inc., 7.125%, due 10/15/23	150,000	152,372

Real Estate Investment Trusts - 0.96%
Ready Capital Corp., 5.750%, due 02/15/26	4,000	93,640

Retail-Department Store - 0.37%
Dillards, Inc., 7.750%, due 07/15/26	35,000	36,433

Rubber & Plastics Footwear - 1.52%
Nike, Inc., 2.250%, due 05/01/23	150,000	148,212

Security Brokers, Dealers & Flotation Companies - 0.87%
Capital Southwest Corp., 3.375%, due 10/01/26	100,000	84,500

Semiconductors & Related Devices - 1.50%
Microchip Technology, Inc., 2.670%, 09/01/2023	150,000	146,650

		146,650

Services-Equipment Rental & Leasing - 2.32%
Air Lease Corp., 3.625%, due 12/01/27	100,000	89,554
United Rentals, Inc., 3.875%, due 11/15/27	150,000	137,480

		227,034

Services - Miscellaneous & Recreation - 4.41%
The Walt Disney Co., 7.700%, 10/30/25	400,000	430,663

Services-Prepackaged Software - 1.44%
VMWare, Inc., 3.900%, due 08/21/27	150,000	140,932

State Commercial Banks - 7.09%
Ally Financial, Inc. Series B, 4.700%, to 05/15/26 (a) (b)	150,000	108,656
Eagle Bancorp, Inc., 5.750%, due 09/01/24	150,000	149,868
Fifth Third Bancorp Series L, 4.500%, to 09/30/25 (a) (b)	150,000	140,423
Hilltop Holdings, Inc., 5.000%, 04/15/2025	100,000	97,513
Merchants Bancorp, 8.250%, 10/01/27	4,000	110,200
SVB Financial Group, 4.100%, to 02/15/31 (a) (b)	150,000	85,415

		692,075

Steel Works, Blast Furances Rolling Mill - 1.51%
Steel Dynamics, Inc., 5.000%, 12/15/26	150,000	147,759

Telephone Communications (No Radio Telephone) - 0.53%
Indiana Bell Tel Co., Inc., 7.300%, due 08/15/26	50,000	52,023

Television Broadcasting Stations - 0.56%
CBS Broadcasting, Inc., 7.125%, due 11/01/23	54,000	54,654

Wholesale-Groceries & Related Products - 1.65%
Sysco Corp., 6.500%, due 08/01/28	152,000	161,221

Total Corporate Bonds	(Cost $ 6,279,088)	5,801,875

Exchange-Traded Funds - 0.33% (3)

iShares US Preferred Stock ETF	1,000	31,850

Total Exchange-Traded Funds	(Cost $ 37,982)	31,850

Municipal Bonds - 27.81% (5)

Arizona - 0.12%
Maricopa County School District No. 66 Roosevelt Elementary 6.243%, due 07/01/26	10,000	10,318

California - 1.51%
Sacramento, CA Pension Oblg. Series A, 6.420%, due 08/01/23	50,000	50,407
Sacramento Cnty., CA Pension Oblg., 6.625%, due 08/01/24	95,000	97,524

		147,931

Connecticut - 0.21%
Stratford CT Taxable, 5.750%, due 08/15/30	20,000	20,111

Florida - 1.38%
North Miami Beach, FL, Water Revenue Series B, 2.311%, due 08/01/27	150,000	134,552

Georgia - 0.54%
Georgia Local Government, 4.750%, due 06/01/28	50,000	52,615

Illinois - 0.83%
Eastern IL University Build America Bond, 5.900%, due 04/01/23	45,000	44,927
Rosemont, IL Ref Bds Series A, 5.375%, due 12/01/25	15,000	15,284
State of Illinois, 4.950%, due 06/01/23	20,455	20,448

		80,659

Indiana - 4.69%
Beech Grove, IN Sch Bldg. Corp., 2.850%, due 07/05/25	140,000	134,513
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 07/15/26	165,000	167,452
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 07/15/27	100,000	101,485
Merrillville, IN, Multi Sch Bldg. Corp., Series B, 3.860%, due 07/15/23	30,000	29,915
Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 02/01/26	25,000	24,262

		457,627

Maryland - 1.05%
Baltimore MD, Brd of Sch Commissioners City Schs Revenue, 5.692%, due 12/15/25	100,000	102,984

Michigan - 1.94%
Michigan State Taxable School Loan Series A, 3.200%, due 05/15/27	200,000	189,570

Missouri - 0.20%
Kansas City, MO Taxable Gen Obl Series B, 5.050%, due 02/01/23	20,000	20,006

New York - 4.70%
City of New York, NY, 1.980%, due 08/01/23	150,000	147,643
New York St Dorm Auth Revenues, 1.085%, 07/01/2024	200,000	188,384
Schenectady, NY Metroplex Development Authority Revenue Taxable Ref, 2.250%, due 08/01/23	125,000	123,075

		459,102

Ohio - 3.88%
Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, due 12/01/25	100,000	89,790
Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/01/25	60,000	61,836
Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, due 10/01/26	15,000	15,417
Cleveland OH Public Power System Revenue, 5.500%, 11/15/38	100,000	101,253
JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 01/01/28	125,000	110,735

		379,031

Oklahoma - 0.16%
Garfield County, OK, 6.000%, due 09/01/24	15,000	15,237

Oregon - 1.83%
Oregon State Sch Brds Assn Pension, Series B, 5.450%, due 06/30/24	25,000	25,130
Philomath, Oregon Sch District, 5.472%, due 06/15/2027	150,000	153,942

		179,072

Pennsylvania - 1.75%
East Norriton & Plymouth PA, Jt Swr Auth, 1.832%, due 8/01/28	200,000	171,288

Texas - 1.37%
Austin, TX Electric Utility System Revenue Taxable Series A, 2.524%, due 11/15/23	20,000	19,601
City of Irving, TX, 5.657%, due 08/15/23	25,000	24,656
North Texas Tollway Authority, 8.410%, due 02/01/30	50,000	55,092
Texas St. Taxable Refunding Public Finance Authority Series C, 2.531%, due 10/01/23	35,000	34,477

		133,826

Virginia - 1.50%
Virginia St Resources Auth Infrastructure Revenue, 1.972%, 11/01/2023	150,000	146,891

Wisconsin - 0.15%
Public Finance Authority, WI, 5.750%, due 06/01/23	150,000	14,894

Total Municipal Bonds	(Cost $ 2,861,776)	2,715,714

Preferred Securities - 6.63%

Asset Management - 0.72%
B Riley Financial, Inc., 6.50%, due 09/30/26	3,000	69,690

National Commercial Banks - 4.92%
BAC Capital Trust XIII Series F, 4.000% (3-month Libor + 0.40%) (b) (4)	100,000	75,454
Huntington Bancshares, Inc. Series E, 5.700%, to 04/15/23 (a) (b)	150,000	138,375
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/27 (a) (b)	150,000	132,758
PNC Capital Trust C, 3.652%, due 06/01/28 (3-month Libor + 0.57%) FRN	150,000	134,284

		480,871

State Commercial Banks - 0.99%
Medallion Bank Utah Series F, 8.000%, to 04/01/25 (a) (b)	4,000	96,600

Total Preferred Securities	(Cost $ 722,322)	647,161

Structured Note - 3.56% (5)
	Shares	Value
National Commercial Banks - 0.93%
Key Corp., Capital I, 4.483%, due 07/01/28 (3-month US Libor + 0.74%) FRN	100,000	90,213

Security Brokers, Dealers & Flotation Companies - 2.63%
Goldman Sachs Group, Inc. Series MTN, 0.00%, Capped at 10% (4) (maturity date: 12/13/28)	100,000	71,068
Goldman Sachs Group, Inc., 0.00%, Capped at 10% (4) (maturity date: 11/13/28)	120,000	91,200
Morgan Stanley, Series MTN, 0.00%, due 08/19/28 Capped at 10% (4)	114,000	78,201
Morgan Stanley, Series MTN, 0.00%, due 08/30/28 Capped at 12% (4)	25,000	16,570

		257,039

Total Structured Note	(Cost $ 444,062)	347,252

Money Market Registered Investment Companies - 2.83%

Federated Treasury Obligation Fund - Institutional Shares 3.66% (4)	276,037	276,037

Total Money Market Registered Investment Companies	(Cost $ 276,037)	276,037

Total Investments - 100.55%	(Cost $ 10,621,267)	9,819,889

Liabilities in Excess of Other Assets - -(.55%)		(53,965)

Total Net Assets - 100.00%		9,765,924

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$474,177	$-
Level 2 - Other Significant Observable Inputs	9,345,712	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$9,819,889	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at November 30, 2022.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.
FRN - Floating Rate Note is a debt instrument whose coupon rate is variable and it tied to a benchmark rate such as LIBOR or the US Treasury Bill rate.
3-month is the period where it is a fixed period of 3 months a lender will lend at that cost.